Long-Term Debt and Trust Preferred Securities - Long-Term Debt (Detail) - Total [Domain Member] - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Other	€ 40,398	€ 42,988
Total long-term debt	157,553	159,715
Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	79,101	76,285
Floating rate	31,356	33,210
Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	5,216	5,493
Floating rate	€ 1,482	€ 1,738